Segmental analysis - Schedule of Operating Segments (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Schedule Of Operating Segments [Line Items]
Net interest income	£ 6,222	£ 7,009
Other income	2,154	2,031
Total income	8,376	9,040
Operating expenses	(5,436)	(4,829)
Impairment (charge) credit	(122)	(681)
Profit before tax	2,818	3,530
Segment income	8,376	9,040
Segment external assets	608,362		£ 605,405
Segment external liabilities	568,723		564,974
Retail
Schedule Of Operating Segments [Line Items]
Net interest income	4,429	5,063
Other income	837	1,005
Total income	5,266	6,068
Operating expenses	(3,563)	(3,009)
Impairment (charge) credit	(195)	(592)
Profit before tax	1,508	2,467
Segment income	5,266	6,068
Commercial Banking
Schedule Of Operating Segments [Line Items]
Net interest income	1,636	1,881
Other income	521	513
Total income	2,157	2,394
Operating expenses	(1,149)	(1,063)
Impairment (charge) credit	69	(90)
Profit before tax	1,077	1,241
Segment income	2,157	2,394
Other
Schedule Of Operating Segments [Line Items]
Net interest income	157	65
Other income	796	513
Total income	953	578
Operating expenses	(724)	(757)
Impairment (charge) credit	4	1
Profit before tax	233	(178)
Segment income	953	578
External income (expense)
Schedule Of Operating Segments [Line Items]
Total income	8,376	9,040
Segment income	8,376	9,040
Segment external assets	608,362		605,405
Segment external liabilities	568,723		564,974
External income (expense) | Retail
Schedule Of Operating Segments [Line Items]
Total income	6,254	6,427
Segment income	6,254	6,427
Segment external assets	380,653		376,589
Segment external liabilities	319,063		313,232
External income (expense) | Commercial Banking
Schedule Of Operating Segments [Line Items]
Total income	2,829	2,904
Segment income	2,829	2,904
Segment external assets	86,004		90,301
Segment external liabilities	136,393		138,835
External income (expense) | Other
Schedule Of Operating Segments [Line Items]
Total income	(707)	(291)
Segment income	(707)	(291)
Segment external assets	141,705		138,515
Segment external liabilities	113,267		£ 112,907
Inter-segment (expense) income
Schedule Of Operating Segments [Line Items]
Total income	0	0
Segment income	0	0
Inter-segment (expense) income | Retail
Schedule Of Operating Segments [Line Items]
Total income	(988)	(359)
Segment income	(988)	(359)
Inter-segment (expense) income | Commercial Banking
Schedule Of Operating Segments [Line Items]
Total income	(672)	(510)
Segment income	(672)	(510)
Inter-segment (expense) income | Other
Schedule Of Operating Segments [Line Items]
Total income	1,660	869
Segment income	£ 1,660	£ 869